Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7 - Intangible Assets, Net
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2026	2025	2026	2025	2026	2025	2026	2025
Patents & licenses	$45	$146	$23	$117	$22	$29	4.3	5.0
Developed technology	104	139	104	139	—	—	—	—
Internal-use software	450	356	255	234	195	122	2.9	2.1
Intangible assets subject to amortization	599	641	382	490	217	151
Intangible assets under development	13	—	—	—	13	—	—	—
Total intangible assets	$612	$641	$382	$490	$230	$151
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2026	2025	2024
Cost of sales	$2	$2	$6
Research and development	79	64	57
Selling, general and administrative	18	21	23
Total amortization expense	$99	$87	$86
The Company capitalized $173.6 million, $86.2 million and $68.8 million, and amortized $92.3 million, $79.8 million and $73.7 million of internal-use software in the fiscal years ended March 31, 2026, 2025 and 2024, respectively.
Estimated future amortization of intangible assets subject to amortization is as follows:

(in millions)	As of March 31, 2026
2027	$98
2028	51
2029	33
2030	31
2031 and thereafter	4
Total future amortization expense	$217